UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03828
SELIGMAN MUNICIPAL FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 12/31

Portfolio of Investments
Seligman Minnesota Municipal Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (98.2%)

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Airport (0.7%)
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2009B A.M.T.
01-01-22	5.00%	$480,000	$483,461

City (3.4%)
City of Minneapolis
Unlimited General Obligation Bonds
Various Purpose
Series 2009-2
12-01-16	5.00	1,675,000	1,803,724
City of Moorhead
Unlimited General Obligation Bonds
Flood Mitigation
Series 2009B
02-01-29	4.50	500,000	501,090

Total			2,304,814

College (15.1%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
Sixth Series 2007R
05-01-23	5.50	275,000	270,141
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Catherine’s College
Series 2002-5-N1
10-01-32	5.38	1,000,000	903,380
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.00	3,500,000	3,640,595
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
Series 2007O
10-01-22	5.00	3,040,000	3,180,539
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2009X
04-01-39	5.25	1,100,000	1,117,732

Issue	Coupon	Principal
description(b,c)	Rate	Amount		Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
Series 2009-7A
10-01-39	5.00	1,000,000		994,710

Total				10,107,097

County (4.7%)
County of Anoka
Unlimited General Obligation Bonds
Capital Improvements
Series 2008A
02-01-23	5.00	1,000,000		1,100,940
Dakota County Community Development Authority
Unlimited General Obligation Bonds
Senior Housing Facility
Series 2001
01-01-19	5.25	2,000,000		2,072,520

Total				3,173,460

Electric (14.7%)
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.00	500,000		508,455
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.00	1,000,000		1,045,580
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01-01-21	5.00	1,000,000		1,072,840
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-26	5.01	5,000,000	(d)	2,407,650
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 1977A
Escrowed to Maturity
01-01-16	6.38	4,280,000		4,833,318

Total				9,867,843

Health Care — Hospital (21.7%)
City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
05-01-30	5.00	775,000		786,400
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corporation
Series 2007
05-01-37	5.25	750,000		704,453

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
City of Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.10	2,000,000	1,918,579
City of St. Cloud
Revenue Bonds
St. Cloud Hospital Obligation Group
Series 2000A (FSA)
05-01-30	5.88	3,750,000	3,797,287
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.75	1,500,000	1,474,905
Minnesota Agricultural & Economic Development Board
Unrefunded Revenue Bonds
Evangelical
Series 1997 (AMBAC)
12-01-22	5.15	1,175,000	1,175,082
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2009A-1
11-15-29	5.25	1,250,000	1,248,388
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Gillette Children’s Specialty
Series 2009
02-01-27	5.00	1,300,000	1,267,877
02-01-29	5.00	525,000	506,819
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-36	5.25	1,500,000	1,339,110
Staples United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.00	250,000	251,723

Total			14,470,623

Housing — Multi-family (1.5%)
Minnesota Housing Finance Agency
Revenue Bonds
Series 2009
01-01-40	5.10	1,000,000	998,470

Housing — Single Family (1.5%)
Minnesota Housing Finance Authority
Revenue Bonds
Residential Housing Finance
Series 2008A
07-01-23	4.65	990,000	1,008,879

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Lease (2.2%)
Minnetrista Economic Development Authority
Revenue Bonds
Series 2009A
02-01-28	4.50	285,000	286,881
02-01-29	4.63	200,000	201,736
02-01-31	4.75	400,000	403,820
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Parking Facility — RiverCenter Parking Ramp
Series 2009
05-01-24	4.50	580,000	607,440

Total			1,499,877

Miscellaneous Revenue (6.1%)
State of Minnesota
Revenue Bonds
Series 2000
06-01-30	6.00	4,000,000	4,052,840

School (5.5%)
Hopkins Independent School District No. 270
Unlimited General Obligation Bonds
Series 2009B
(School District Credit Enhancement Program)
02-01-27	4.00	1,500,000	1,496,280
Rocori Area Schools Independent School District #750
Unlimited General Obligation Bonds
School Building
Series 2009B
(School District Credit Enhancement Program)
02-01-34	4.75	2,100,000	2,163,987

Total			3,660,267

Special District — Tax Allocation (1.8%)
City of Buffalo
Unlimited General Obligation Bonds
Series 2009D
08-01-25	4.00	1,180,000	1,172,932

Special Purpose Certificates — General Obligations (6.4%)
Metropolitan Council Minneapolis-St. Paul Area
Unlimited General Obligation Refunding Bonds
Waste Water
Series 2005B
05-01-25	5.00	4,000,000	4,302,120

Water & Sewer (12.9%)
City of Rochester
Unlimited General Obligation Bonds
Waste Water
Series 2004A
02-01-25	5.00	3,305,000	3,551,123
City of St. Paul
Revenue Bonds
Series 2009C
12-01-28	4.00	1,270,000	1,264,958

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Minnesota Public Facilities Authority
Revenue Bonds
Series 2005A
03-01-19	5.00	3,480,000	3,823,616

Total			8,639,697

Total Municipal Bonds
(Cost: $63,468,046)			$65,742,380

Municipal Notes (0.3%)

		Amount
Issue	Effective	payable at
description(b,c,e)	yield	maturity	Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M1 (Harris)
10-01-32	0.25%	$200,000	$200,000

Total Municipal Notes
(Cost: $200,000)			$200,000

Money Market Fund (0.1%)

		Shares	Value(a)
JPMorgan Tax-Free Money Market Fund		82,077	$82,077

Total Money Market Fund (Cost: $82,077)			$82,077

Total Investments in Securities
(Cost: $63,750,123)(f)			$66,024,457

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Dec. 31, 2009, the value of securities subject to alternative minimum tax represented 0.72% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(f)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $63,750,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,473,000
Unrealized depreciation	(199,000)

Net unrealized appreciation	$2,274,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$65,742,380	$—	$65,742,380

Total Bonds	—	65,742,380	—	65,742,380

Other
Municipal Notes	—	200,000	—	200,000
Unaffiliated Money Market Fund (a)	82,077	—	—	82,077

Total Other	82,077	200,000	—	282,077

Total	$82,077	$65,942,380	$—	$66,024,457

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Portfolio of Investments
Seligman National Municipal Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (98.9%)

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Alaska (1.1%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
4th Series 2000 (AGM)
07-01-20	6.00%	$4,145,000	$4,761,859
07-01-21	6.00	2,395,000	2,762,537

Total			7,524,396

Arizona (0.5%)
Arizona Transportation Board
Revenue Bonds
Maricopa County Regional Area Road Fund
Series 2007
07-01-25	5.00	1,500,000	1,605,900
Arizona Water Infrastructure Finance Authority
Revenue Bonds
Water Quality
Series 2008A
10-01-22	5.00	1,500,000	1,680,855

Total			3,286,755

California (10.2%)
Abag Finance Authority for Nonprofit Corporations
Revenue Bonds
Sharp Healthcare
Series 2009
08-01-39	6.25	4,000,000	4,294,880
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.00	1,850,000	1,707,809
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.50	5,250,000	5,316,728
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.00	1,000,000	929,560

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
County of Sacramento
Revenue Bonds
Series 2009B
07-01-39	5.75	4,000,000	4,194,400
Foothill Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.75	4,100,000	3,646,909
Golden State Tobacco Securitization Corporation
Asset-backed Revenue Bonds
Series 2007A-1
06-01-47	5.13	6,750,000	4,509,068
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 1999A (NPFGC/FGIC)
05-15-29	5.00	2,630,000	2,644,044
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-39	6.63	500,000	515,295
State of California
Refunding Unlimited General Obligation Bonds
Series 2007
08-01-30	4.50	5,550,000	4,748,802
State of California
Unlimited General Obligation Bonds
Series 2008
08-01-34	5.00	11,250,000	10,256,400
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-27	5.50	1,000,000	1,018,350
03-01-32	5.00	1,500,000	1,381,065
08-01-35	5.00	8,000,000	7,260,400
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
11-01-37	5.00	3,000,000	2,704,560
12-01-37	5.00	1,700,000	1,532,431
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-38	6.00	5,000,000	5,109,750
University of California
Revenue Bonds
Series 2009Q
05-15-34	5.00	5,750,000	5,972,813

Total			67,743,264

Colorado (2.9%)
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08-01-25	5.00	1,000,000	1,066,250

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
City of Westminster
Revenue Bonds
Post Project
Series 2007D (AGM)
12-01-23	5.00	1,240,000	1,336,658
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.13	750,000	752,678
Colorado Health Facilities Authority
Revenue Bonds
Leavenworth Sisters of Charity
Series 1998 (NPFGC)
12-01-25	5.00	2,250,000	2,250,833
Colorado Health Facilities Authority
Unrefunded Revenue Bonds
Series 2000
12-01-25	6.90	680,000	701,726
Colorado State Board of Governors
Revenue Bonds
Series 2008A (AGM)
03-01-27	5.00	1,250,000	1,316,688
Colorado Water Resources & Power Development Authority
Unrefunded Revenue Bonds
Series 2001A
09-01-21	5.00	45,000	47,582
Douglas & Elbert Counties School District
Unlimited General Obligation Improvement Bonds
Series 2007A
12-15-23	5.00	1,250,000	1,356,688
Platte River Power Authority
Revenue Bonds
Series 2009HH
06-01-24	5.00	1,000,000	1,093,550
Regional Transportation District
Refunding Revenue Bonds
Series 2007A
11-01-24	5.25	1,000,000	1,169,420
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 1997A (AMBAC)
11-15-22	5.25	1,000,000	1,000,150
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11-15-29	6.00	5,000,000	5,269,899
University of Colorado
Revenue Bonds
Series 2006A (AMBAC)
06-01-23	5.00	1,000,000	1,065,860
Western State College
Revenue Bonds
Series 2009
05-15-39	5.00	1,000,000	1,010,380

Total			19,438,362

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
District of Columbia (0.3%)
District of Columbia
Refunding Revenue Bonds
2nd Series 2009B
12-01-23	5.00	2,000,000	2,200,520

Florida (4.6%)
City of Ocala
Revenue Bonds
Series 2007A (NPFGC)
10-01-24	5.00	2,985,000	3,109,295
County of Broward
Revenue Bonds
Series 2001J-I (AMBAC) A.M.T.
10-01-26	5.25	2,000,000	1,982,240
County of Polk
Refunding & Improvement Revenue Bonds
Series 2006 (NPFGC)
12-01-20	5.00	1,040,000	1,097,439
County of St. Johns
Revenue Bonds
Series 2006 (AMBAC)
10-01-26	5.00	1,000,000	1,039,380
Florida Housing Finance Corporation
Revenue Bonds
Homeowner Mtge
Series 2000-11 (AGM) A.M.T.
01-01-32	5.95	320,000	320,154
Florida Ports Financing Commission
Revenue Bonds
State Transportation Trust Fund
Series 1996 (NPFGC) A.M.T.
06-01-27	5.38	2,500,000	2,499,900
Florida State Board of Education
Revenue Bonds
Series 2007A (AMBAC)
07-01-18	5.00	2,000,000	2,172,620
Marion County Hospital District
Refunding & Improvement Revenue Bonds
Health Systems — Munroe Regional
Series 2007
10-01-29	5.00	1,000,000	910,950
Marion County Hospital District
Unrefunded Revenue Bonds
Health Systems — Munroe General
Series 1999
10-01-24	5.63	10,000	10,007
Orange County Health Facilities Authority
Revenue Bonds
Orlando Regional Healthcare
Series 2008C
10-01-35	5.25	1,000,000	968,370
Orange County School Board
Certificate of Participation
Series 2005B (AMBAC)
08-01-25	5.00	2,440,000	2,508,027
Reedy Creek Improvement District
Unlimited General Obligation Bonds
Series 2005A (AMBAC)
06-01-25	5.00	5,000,000	5,101,950

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Reedy Creek Improvement District
Unrefunded Revenue Bonds
Series 1997-1 (AMBAC)
10-01-19	5.13	230,000	230,138
Sarasota County Public Hospital Board
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07-01-28	5.50	6,980,000	7,406,758
South Florida Water Management District
Certificate of Participation
Series 2006 (AMBAC)
10-01-26	5.00	1,400,000	1,455,132

Total			30,812,360

Georgia (2.3%)
Barnesville-Lamar County Industrial Development Authority
Revenue Bonds
Gordon College Properties
Series 2004A
08-01-25	5.00	1,250,000	1,255,025
Cartersville Development Authority
Refunding Revenue Bonds
Anheuser-Busch Project
Series 2002 A.M.T.
02-01-32	5.95	1,250,000	1,253,700
City of Atlanta
Revenue Bonds
Series 2000B (NPFGC/FGIC) A.M.T.
01-01-30	5.63	2,000,000	2,006,180
City of Atlanta
Revenue Bonds
Series 2004 (AGM)
11-01-25	5.75	1,000,000	1,156,450
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-32	5.13	1,270,000	1,258,951
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 1999A-2 A.M.T.
06-01-29	5.20	1,615,000	1,614,935
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnett Hospital Systems Incorporated Project
Series 2004B
10-01-29	5.00	1,250,000	1,280,675
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07-01-18	6.25	500,000	576,270
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC/FGIC)
07-01-26	5.25	1,000,000	1,130,470

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Private Colleges & Universities Authority
Revenue Bonds
Mercer University Project
Series 1991 Escrowed to Maturity (NPFGC)
11-01-15	6.50	1,500,000	1,772,610
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07-01-24	5.00	1,000,000	1,032,970
Valdosta & Lowndes County Hospital Authority
Revenue Bonds
South Georgia Medical Center Project
Series 2002 (AMBAC)
10-01-27	5.25	1,250,000	1,257,913

Total			15,596,149

Idaho (0.2%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-23	6.00	1,000,000	1,106,040

Illinois (4.9%)
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	13,050,000	13,119,686
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.25	4,200,000	4,362,582
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.63	750,000	810,878
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.50	4,250,000	3,833,160
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.88	8,000,000	8,398,000
State of Illinois
Revenue Bonds
Series 2005 (AGM)
06-15-28	5.00	2,000,000	2,070,340

Total			32,594,646

Indiana (1.9%)
Ball State University
Revenue Bonds
Student Fee
Series 2008N (AGM)
07-01-23	5.00	1,850,000	1,981,480

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
County of St. Joseph
Revenue Bonds
Notre Dame Du Lac Project
Series 2009
03-01-36	5.00	5,000,000	5,256,200
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.75	3,000,000	3,069,300
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.00	1,000,000	909,420
Purdue University
Revenue Bonds
Student Fees
Series 2009X
07-01-23	5.25	1,000,000	1,135,210

Total			12,351,610

Louisiana (4.3%)
Calcasieu Parish Industrial Development Board
Revenue Bonds
Conoco Income Project
Series 1996 A.M.T.
12-01-26	5.75	2,500,000	2,500,875
City of Baton Rouge
Refunding Revenue Bonds
Series 2008A-2 (AGM)
08-01-24	5.00	900,000	974,196
City of Lafayette
Refunding Revenue Bonds
Series 2006C (AMBAC)
05-01-21	5.00	1,000,000	1,074,330
City of New Orleans
Unlimited General Obligation Public Improvement Bonds
Series 2002 (FGIC)
12-01-31	5.35	2,250,000	2,232,675
East Baton Rouge Mortgage Finance Authority
Refunding Revenue Bonds
Series 1993B (GNMA/FNMA)
10-01-25	5.40	390,000	390,211
Jefferson Parish Hospital Service District No. 2
Revenue Bonds
Series 1998 (AGM)
07-01-28	5.00	1,000,000	952,440
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12-01-22	4.50	1,000,000	1,016,380
Jefferson Sales Tax District
Revenue Bonds
Series 2007B (AMBAC)
12-01-20	5.25	1,000,000	1,072,500

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Lafayette Parish School Board
Refunding Revenue Bonds
Public Schools
Series 2008 (AGM)
04-01-19	5.00	1,000,000	1,118,960
Louisiana Housing Finance Agency
Revenue Bonds
Home Ownership Program
Series 2008A (GNMA/FNMA/FHLMC)
12-01-23	4.88	985,000	1,022,774
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Southern Baptist Hospital Incorporated Project
Series 1986 Escrowed to Maturity
05-15-12	8.00	2,865,000	3,130,643
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Tulane University Project
Series 2007A-1 (NPFGC)
02-15-26	5.00	1,000,000	1,041,260
Louisiana Public Facilities Authority
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06-01-20	5.00	1,000,000	1,046,920
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2009C-4
06-01-24	6.13	1,000,000	1,057,340
Louisiana State University & Agricultural & Mechanical College
Revenue Bonds
Auxiliary
Series 2007 (AGM)
07-01-27	5.00	1,000,000	1,049,700
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.50	4,650,000	4,668,833
Parish of East Baton Rouge
Revenue Bonds
Road and Street Improvements
Series 2009
08-01-25	5.00	250,000	267,758
Parish of East Baton Rouge
Revenue Bonds
Series 2009A
02-01-34	5.25	1,000,000	1,040,990
Port New Orleans Board of Commissioners
Revenue Bonds
Series 2002 (NPFGC/FGIC) A.M.T.
04-01-32	5.00	1,250,000	1,120,038
St. Tammany Parishwide School District No. 12
Unlimited General Obligation Bonds
Series 2008
03-01-23	4.50	1,000,000	1,036,260

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Sulphur Housing & Mortgage Finance Trust
Revenue Bonds
Series 1979 Escrowed to Maturity
12-01-10	7.25	565,000	595,934

Total			28,411,017

Maryland (2.6%)
City of Baltimore
Refunding Revenue Bonds
Wastewater Projects
Series 2002A (NPFGC/FGIC)
07-01-42	5.13	2,000,000	2,016,540
City of Baltimore
Revenue Bonds
Consolidated Coal Sales
Series 1984A
10-01-11	6.50	2,500,000	2,506,775
County of Anne Arundel
Refunding Tax Allocation Bonds
Arundel Mills Project
Series 2004
07-01-24	5.13	1,205,000	1,321,343
County of Baltimore
Revenue Bonds
Catholic Health Initiatives
Series 2006A
09-01-26	5.00	1,500,000	1,568,175
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Johns Hopkins University
Series 2001B
07-01-41	5.00	2,000,000	2,019,840
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Medical Center
Series 1998 (AGM)
07-01-28	5.13	1,500,000	1,502,670
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll County General Hospital
Series 2002
07-01-37	6.00	2,250,000	2,289,578
Maryland State Department of Transportation
Certificate of Participation
Series 2000 A.M.T.
10-15-25	5.50	2,375,000	2,383,194
Maryland State Department of Transportation
Revenue Bonds
Series 2008
02-15-21	5.00	1,000,000	1,126,370
Morgan State University
Revenue Bonds
Series 2003A (NPFGC/FGIC)
07-01-32	5.00	450,000	454,743

Total			17,189,228

Massachusetts (6.3%)
City of Boston
Revenue Bonds
Series 1993A
11-01-19	5.25	4,000,000	4,567,640

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2009C
07-01-38	4.50	1,500,000	1,485,720
Martha’s Vineyard Land Bank
Revenue Bonds
Series 2002 (AMBAC)
05-01-32	5.00	3,000,000	3,037,440
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005A
07-01-24	5.00	1,000,000	1,138,830
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2009Q-2
07-01-29	5.00	1,455,000	1,545,414
Massachusetts Development Finance Agency
Revenue Bonds
WGBH Educational Foundation
Series 2002A (AMBAC)
01-01-42	5.75	4,000,000	3,976,799
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10-01-21	5.00	1,500,000	1,590,600
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Partners Healthcare Systems
Series 1997A (NPFGC)
07-01-24	5.38	4,890,000	4,893,667
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tuft University Series 2009M
02-15-28	5.50	1,000,000	1,193,440
Massachusetts Health & Educational Facilities Authority
Unrefunded Revenue Bonds
South Shore Hospital
Series 1999F
07-01-29	5.75	1,845,000	1,847,620
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2008-139
12-01-28	5.13	1,000,000	1,023,010
Massachusetts Housing Finance Authority
Revenue Bonds
Series 1999A (AMBAC) A.M.T.
07-01-30	5.50	190,000	185,664
Massachusetts School Building Authority
Revenue Bonds
Series 2005A (AGM)
08-15-23	5.00	6,000,000	6,474,360

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Massachusetts State Water Pollution Abatement
Revenue Bonds
Pool Program
Series 1999-5
08-01-29	5.50	1,000,000	1,010,430
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08-01-24	5.25	3,000,000	3,283,770
Newton Massachusetts
Limited General Obligation Bonds
State Qualified School
Series 2009A
04-01-25	4.13	2,295,000	2,377,092
Town of Braintree
Limited General Obligation Bonds
Municipal Purpose Loan
Series 2009
05-15-27	5.00	2,000,000	2,159,820

Total			41,791,316

Michigan (4.5%)
Capital Region Airport Authority
Refunding Revenue Bonds
Series 2002B (NPFGC) A.M.T.
07-01-21	5.25	2,000,000	2,006,260
Charter Township of Canton
Limited General Obligation Bonds
Capital Improvement
Series 2007 (AGM)
04-01-21	5.00	530,000	574,944
City of Detroit
Prerefunded Revenue Bonds
2nd Lien
Series 2005A (NPFGC)
07-01-30	5.00	2,295,000	2,659,676
City of Detroit
Revenue Bonds
Sr Lien
Series 2005A (NPFGC/FGIC)
07-01-27	5.00	1,290,000	1,264,948
Grand Traverse County Hospital Finance Authority
Unrefunded Revenue Bonds
Munson
Series 1998A (AMBAC)
07-01-28	5.00	110,000	105,513
Kalamazoo Public Schools
Unlimited General Obligation Refunding Bonds
Building & Site
Series 2006 (AGM)
05-01-24	5.00	1,285,000	1,360,108
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2004
10-01-22	5.00	3,850,000	4,206,548
Michigan Public Power Agency
Refunding Revenue Bonds
Belle River Project
Series 2002A (NPFGC)
01-01-17	5.25	1,500,000	1,685,475
01-01-18	5.25	1,150,000	1,290,220

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2006A
11-15-18	5.00	750,000	749,955
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Oakwood Obligated Group
Series 1998A (AGM)
08-15-25	5.13	4,000,000	4,013,760
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Sparrow Obligated Group
Series 2005 (NPFGC)
11-15-26	5.00	1,500,000	1,473,090
Michigan State Hospital Finance Authority
Revenue Bonds
Trinity Health Center Group
Series 2006A
12-01-26	5.00	4,000,000	3,990,800
State of Michigan
Refunding Revenue Bonds
Series 2005 (AGM)
05-15-22	5.25	2,000,000	2,350,700
State of Michigan
Refunding Revenue Bonds
Series 2006 (AGM)
05-15-24	5.00	2,000,000	2,112,920

Total			29,844,917

Minnesota (2.0%)
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet health Services
Series 2009
07-01-39	5.75	13,500,000	13,274,144

Mississippi (0.3%)
Mississippi Business Finance Corporation
Revenue Bonds
Series 2009A
05-01-24	4.70	1,250,000	1,223,637
05-01-37	5.00	815,000	790,143

Total			2,013,780

Missouri (3.4%)
Cape Girardeau County Industrial Development Authority
Revenue Bonds
St. Francis Medical Center
Series 2009
06-01-39	5.75	500,000	504,310
City of St. Louis
Refunding Revenue Bonds
Lambert Intl Airport
Series 2007A (AGM)
07-01-23	5.00	1,000,000	1,023,860

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.63	300,000	316,539
Clackamas County School District #7J Lake Oswego
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06-01-23	5.25	1,000,000	1,182,290
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-28	5.75	500,000	517,420
Hannibal Industrial Development Authority
Refunding Revenue Bonds
Series 2006
03-01-22	5.00	1,000,000	963,720
Kansas City Metropolitan Community College Building
Refunding Revenue Bonds
Junior College Improvement and Leasehold
Series 2006 (NPFGC/FGIC)
07-01-17	5.00	1,000,000	1,101,550
Metropolitan St. Louis Sewer District
Revenue Bonds
Series 2004A (NPFGC)
05-01-24	5.00	2,800,000	2,980,096
Missouri Development Finance Board
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 A.M.T.
03-15-29	5.20	2,000,000	2,031,520
Missouri Housing Development Commission
Revenue Bonds
Single Family Homeowners Loan
Series 1997B-2 (GMNA/FNMA) A.M.T.
09-01-28	5.90	60,000	60,756
Missouri State Board of Public Buildings
Revenue Bonds
Series 2001A
05-01-26	5.13	1,750,000	1,796,095
Missouri State Environmental
Improvement & Energy Resources Authority
Revenue Bonds
Drinking Water
Series 2002B
07-01-23	5.00	1,000,000	1,070,030
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06-01-15	5.25	2,500,000	2,704,725
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2007B
01-15-21	4.20	1,000,000	1,058,690

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Southeast Missouri Correctional Facility
Refunding Revenue Bonds
Series 1992 Escrowed to Maturity
10-15-16	5.75	2,000,000	2,328,419
St. Charles Community College
Refunding Unlimited General Obligation Bonds
Series 2009
02-15-26	4.00	500,000	511,275
St. Louis Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Project
Series 1991
05-01-16	6.65	1,250,000	1,409,788
University of Missouri
Revenue Bonds
System Facilities
Series 2006A
11-01-26	5.00	1,000,000	1,056,310

Total			22,617,393

New Hampshire (0.8%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital
Obligation Group
Series 2009A
10-01-39	6.13	2,750,000	2,707,155
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.00	2,500,000	2,612,850

Total			5,320,005

New Jersey (3.3%)
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seeing Eye Incorporated Project
Series 2005 (AMBAC)
12-01-24	5.00	1,000,000	958,350
New Jersey Economic Development Authority
Revenue Bonds
New Jersey-American Water Company Incorporated
Series 1997B (NPFGC/FGIC) A.M.T.
05-01-32	5.38	8,000,000	7,215,920
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Stevens Institute of Technology
Series 2007A
07-01-22	5.25	1,250,000	1,329,563
New Jersey Educational Facilities Authority
Revenue Bonds
Princeton University
Series 2007E
07-01-28	5.00	1,250,000	1,364,987
New Jersey Educational Facilities Authority
Revenue Bonds
William Paterson University
Series 2008C (Assured Guaranty)
07-01-24	5.00	1,000,000	1,067,000

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
New Jersey Environmental Infrastructure Trust
Revenue Bonds
Environmental Infrastructure
Series 2005A (AMBAC)
09-01-22	5.00	1,230,000	1,356,481
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Hackensack University Medical Center
Series 2000
01-01-34	6.00	2,450,000	2,459,408
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Meridian Health Systems Obligation Group
Series 1999 (AGM)
07-01-24	5.38	2,255,000	2,261,878
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07-01-33	5.75	750,000	776,070
New Jersey Health Care Facilities Financing Authority
Unrefunded Revenue Bonds
Atlantic City Medical
Series 2002
07-01-25	5.75	1,110,000	1,137,450
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000A-1 (AGM) A.M.T.
11-01-31	6.35	1,500,000	1,502,655
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000E-1 (AGM)
05-01-25	5.75	215,000	216,200

Total			21,645,962

New Mexico (1.0%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08-01-39	5.00	6,500,000	6,371,820

New York (4.7%)
Brooklyn Arena Local Development Corp
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.00	1,500,000	1,522,545
City of New York
Unlimited General Obligation Bonds
Series 2005C (AGM)
08-01-17	5.00	5,000,000	5,482,950
Erie County Industrial Development Agency
Revenue Bonds
Buffalo City School District
Series 2009A
05-01-31	5.00	500,000	505,920

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2005C (NPFGC)
06-15-27	5.00	8,000,000	8,412,480
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-4
01-15-25	5.13	2,000,000	2,159,780
New York State Dormitory Authority
Revenue Bonds
North Shore-Long Island Jewish Health System
Series 2009A
05-01-37	5.50	2,000,000	2,004,180
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.00	2,500,000	2,637,300
New York State Environmental Facilities
Revenue Bonds
Revolving Funds
New York City Municipal Water
Series 2008A
06-15-28	5.00	1,000,000	1,083,810
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 1997 (AMBAC)
10-01-28	5.00	1,000,000	1,064,670
Port Authority of New York & New Jersey
Revenue Bonds
JFK Intl Air Terminal #6 Special Project
Series 1997 (NPFGC) A.M.T.
12-01-22	5.75	6,500,000	6,639,165

Total			31,512,800

North Carolina (2.3%)
Buncombe County Metropolitan Sewerage District
Refunding Revenue Bonds
Series 2003 (NPFGC)
07-01-20	5.00	685,000	721,031
City of High Point
Revenue Bonds
Series 2008 (AGM)
11-01-28	5.00	350,000	373,128
City of High Point
Revenue Bonds
Series 2004 (NPFGC/FGIC)
11-01-23	5.00	250,000	262,050
City of Wilmington
Refunding Revenue Bonds
Series 2005 (AGM)
06-01-25	5.00	500,000	526,010
County of Cumberland
Refunding Certification of Participation
Improvement Projects
Series 2009B-1
12-01-24	5.00	500,000	543,230

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
County of Forsyth
Certification of Participation
Series 2005
02-01-26	5.00	750,000	784,868
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
10-01-38	5.00	300,000	317,985
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2009
01-01-39	4.50	300,000	298,554
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2005A (AMBAC)
01-01-20	5.25	6,000,000	6,301,859
North Carolina Finance Agency
Revenue Bonds
Home Ownership
Series 2000A-8 A.M.T.
07-01-28	6.40	120,000	124,703
North Carolina Infrastructure Finance
Certification of Participation
Repair & Renovation Projects
Series 2006A (NPFGC)
06-01-17	5.00	500,000	558,550
North Carolina Municipal Power Agency #1
Revenue Bonds
Series 2008C
01-01-20	5.25	500,000	546,005
North Carolina Municipal Power Agency # 1
Revenue Bonds
Series 1986 Escrowed to Maturity
01-01-20	5.00	1,750,000	2,006,393
North Carolina Municipal Power Agency
Revenue Bonds
Series 2009A
01-01-26	5.50	300,000	317,223
State of North Carolina
Revenue Bonds
Annual Appropriation
Series 2009A
05-01-27	5.00	305,000	336,290
Wake County Industrial Facilities & Pollution Control
Financing Authority
Refunding Revenue Bonds
Carolina Power & Light Company Project
Series 2002
02-01-17	5.38	1,000,000	1,067,710

Total			15,085,589

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
North Dakota (0.1%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-25	5.13	1,000,000	901,290

Ohio (9.1%)
Buckeye Tobacco Settlement Financing Authority
Asset-backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-47	5.88	6,125,000	4,618,005
City of Avon
Limited General Obligation Bonds
Series 2009B
12-01-38	5.00	1,150,000	1,180,751
City of Cincinnati
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
12-01-23	5.00	875,000	962,710
City of Cleveland
Revenue Bonds
Series 2007P
01-01-24	5.00	2,000,000	2,149,940
City of Cleveland
Revenue Bonds
Series 2008B-1 (NPFGC)
11-15-28	5.00	500,000	516,195
City of Columbus
Revenue Bonds
Systems
Series 2008A
06-01-27	5.00	4,000,000	4,325,400
City of Columbus
Unlimited General Obligation Bonds
Various Purpose
Series 2006
12-15-21	5.00	1,435,000	1,580,150
City of Strongsville
Limited General Obligation Bonds
Various Purpose
Series 2009
12-01-33	4.63	500,000	493,920
12-01-34	4.63	1,000,000	986,130
Columbus City School District
Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2009
12-01-33	4.75	1,000,000	1,012,850
County of Franklin
Revenue Bonds
Children’s Hospital Project
Series 2005 (NPFGC/FGIC)
05-01-25	5.00	1,000,000	1,011,590
County of Hamilton
Refunding Revenue Bonds
Sub Series 2006A (AMBAC)
12-01-26	5.00	1,000,000	1,027,010

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
County of Hamilton
Refunding Revenue Bonds
Sub Series 2006A (FSA/AMBAC)
12-01-32	5.00	1,000,000	1,026,410
County of Hamilton
Revenue Bonds
Greater Cincinnati Metropolitan Sewer District
Series 2007A
12-01-25	5.00	3,425,000	3,667,593
County of Hamilton
Revenue Bonds
Metropolitan Sewer District
Series 2006A (NPFGC)
12-01-26	5.00	1,000,000	1,056,780
County of Montgomery
Limited General Obligation
Refunding & Improvement Bonds
Various Purpose
Series 2005 (NPFGC)
12-01-24	5.00	2,600,000	2,755,636
Ohio Housing Finance Agency
Revenue Bonds
Mtge-Backed Securities Program
Series 2008 (GNMA/FNMA/FHLMC)
09-01-28	5.25	1,245,000	1,292,023
Ohio Housing Finance Agency
Revenue Bonds
Residential
Series 1997B (GNMA) A.M.T.
09-01-29	5.40	770,000	771,740
Ohio State Turnpike Commission
Refunding Revenue Bonds
Series 1998A (NPFGC/FGIC)
02-15-26	5.50	3,000,000	3,503,400
Ohio State Turnpike Commission
Revenue Bonds
Series 2001 (AMBAC)
02-15-31	5.25	1,500,000	1,534,410
Ohio State University
Revenue Bonds
Series 2002A
12-01-31	5.13	1,000,000	1,029,980
Ohio State University
Revenue Bonds
Series 2005A
06-01-25	5.00	3,000,000	3,153,060
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12-01-21	5.25	3,890,000	4,588,526
12-01-22	5.25	2,625,000	3,106,504
Ohio State Water Development Authority
Revenue Bonds
Series 1983 Escrowed to Maturity
12-01-10	9.38	220,000	236,914
Ohio State Water Development Authority
Revenue Bonds
Sewer Facilities
Anheuser-Busch Project
Series 1999 A.M.T.
08-01-38	6.00	1,000,000	999,890

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
State of Ohio
Refunding Revenue Bonds
Case Western Reserve
Series 2008C
12-01-29	5.00	2,000,000	2,087,580
State of Ohio
Revenue Bonds
Denison University 2007 Project
Series 2007
11-01-23	5.00	4,000,000	4,377,079
State of Ohio
Revenue Bonds
Mental Health Capital Facilities
2nd Series 2003B (AGM)
06-01-13	5.00	2,230,000	2,513,857
State of Ohio
Revenue Bonds
University of Dayton Project
Series 2009
12-01-24	5.50	3,000,000	3,264,180

Total			60,830,213

Oregon (3.8%)
Benton County Hospital Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project
Series 1998
10-01-28	5.13	2,000,000	1,956,240
City of Salem
Limited General Obligation Bonds
Series 2009
06-01-27	4.38	1,000,000	1,008,810
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Legacy Health System
Series 2001
05-01-21	5.25	1,000,000	1,025,500
Clackamas County Hospital Facility Authority
Revenue Bonds
Legacy Health System
Series 1999
02-15-18	5.25	1,500,000	1,516,575
Clackamas County School District #62C Oregon City
Revenue Bonds
Series 2009A
12-01-25	4.25	1,690,000	1,735,546
Multnomah County Hospital Facilities Authority
Revenue Bonds
Providence Health System
Series 2004
10-01-24	5.25	1,000,000	1,039,920
North Clackamas Parks & Recreation District
Revenue Bonds
Recreational Facilities
Series 2013
Escrowed to Maturity
04-01-13	5.70	1,110,000	1,201,753

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Northern Wasco County Peoples Utility District
Revenue Bonds
McNary Dam Fishway Project
Series 1993
12-01-24	5.20	2,000,000	2,006,680
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.75	2,000,000	2,092,320
Oregon Health & Science University
Unrefunded Revenue Bonds
Series 1995A (NPFGC)
07-01-28	5.25	390,000	389,984
Oregon State Department of Administrative Services
Certificate of Participation
Series 2001B (AMBAC)
05-01-26	5.00	2,000,000	2,041,780
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10-01-25	5.00	750,000	749,940
Oregon State Facilities Authority
Revenue Bonds
Willamette University Projects
Series 2007A
10-01-27	5.00	1,500,000	1,506,390
Oregon State Health Housing Educational & Cultural Facilities
Authority
Revenue Bonds
Linfield College Project
Series 1998A
10-01-23	5.25	2,000,000	1,976,700
Oregon State Housing & Community Services Department
Revenue Bonds
Series 2000A A.M.T.
07-01-42	6.05	2,000,000	2,005,740
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2005A
07-01-20	4.40	575,000	583,677
Polk, Marion & Benton School District #13J
Unlimited General Obligation Bonds
Central School District
Series 2009A
06-15-29	4.38	1,300,000	1,289,041
Umatilla County Hospital Facility Authority
Revenue Bonds
Catholic Health Initiatives
Series 2002A Escrowed to Maturity
03-01-32	5.50	1,000,000	1,088,730

Total			25,215,326

Pennsylvania (2.8%)
Allegheny County Higher Education Building Authority
Revenue Bonds
Duquesne University
Series 2008
03-01-28	5.00	490,000	502,181

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.63	1,000,000	1,009,170
Berks County Municipal Authority
Revenue Bonds
Reading Hospital Medical Center Project
Series 1993 (NPFGC)
10-01-14	5.70	855,000	937,439
County of Bucks
Unlimited General Obligation Bonds
Series 2008
05-01-23	5.25	350,000	398,258
County of Montgomery
Unlimited General Obligation Bonds
Series 2008
08-15-17	5.25	430,000	510,608
Cumberland County Municipal Authority
Revenue Bonds
AICUP Bond Financing Program-Dickson College
Series 2009
11-01-39	5.00	1,200,000	1,156,692
Delaware County Industrial Development Authority
Revenue Bonds
Philadelphia Suburban Water Facilities
Series 2001 (AMBAC) A.M.T.
10-01-31	5.35	3,000,000	3,004,290
Delaware Valley Regional Financial Authority
Revenue Bonds
Series 2006C
07-01-27	7.75	1,000,000	1,345,180
Northampton County General Purpose Authority
Revenue Bonds
County Agreement
Series 2001 (AGM)
10-01-30	5.25	1,000,000	1,048,120
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 A.M.T.
03-01-31	5.38	1,000,000	1,022,220
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Thomas Jefferson University
Series 2006B (AMBAC)
09-01-19	5.25	3,435,000	3,781,179
Pennsylvania Higher Educational Facilities Authority
Unrefunded Revenue Bonds
Drexel University
Series 1997 (NPFGC)
05-01-22	5.75	1,050,000	1,051,250
Pennsylvania State University
Revenue Bonds
Series 2005
09-01-24	5.00	1,250,000	1,338,063

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Pennsylvania State University
Revenue Bonds
Series 2009A
03-01-29	4.38	250,000	252,680
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.50	200,000	210,184
Philadelphia Redevelopment Authority
Revenue Bonds
Series 1986B
Escrowed to Maturity (GNMA)
06-01-17	9.00	450,000	634,856
State of Pennsylvania
Refunding Unlimited General Obligation Bonds
Series 2004

07-01-17	5.38	530,000	625,713

Total			18,828,083

Puerto Rico (1.6%)(d)
Puerto Rico Electric Power Authority
Refunding Revenue Bonds
Series 2007UU (AGM)
07-01-23	5.00	1,000,000	1,043,170
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2003NN (NPFGC)
07-01-21	5.25	3,500,000	3,655,260
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2008WW
07-01-23	5.38	2,500,000	2,580,000
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2003AA (NPFGC)
07-01-20	5.50	500,000	518,575
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities Finance Authority
Revenue Bonds
Inter American University
Series 1998A (NPFGC)
10-01-22	5.00	2,500,000	2,441,550
Puerto Rico Port Authority
Revenue Bonds
Series 1991D (FGIC) A.M.T.
07-01-14	7.00	630,000	631,865

Total			10,870,420

South Carolina (7.8%)
City of Charleston
Refunding Revenue Bonds
Series 2009A
01-01-24	5.00	500,000	555,845

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
City of Rock Hill
Refunding & Improvement Revenue Bonds
Series 2003 (AGM)
01-01-30	5.00	4,000,000	4,041,000
Coastal Carolina University
Unrefunded Revenue Bonds
Series 1999 (AMBAC)
06-01-26	5.30	1,810,000	1,829,077
County of Berkeley
Unlimited General Obligation
Refunding & Improvement Bonds
Series 2003 (AGM)
09-01-28	5.00	4,000,000	4,127,640
County of Berkeley
Unrefunded Revenue Bonds
Series 2003 (NPFGC)
06-01-23	5.25	245,000	258,286
County of Georgetown
Refunding Revenue Bonds
International Paper Company Project
Series 2000A
03-15-14	5.95	1,000,000	1,037,850
County of Lexington
Refunding & Improvement Revenue Bonds
Series 1997 (AGM)
11-01-26	5.13	2,000,000	2,008,520
County of Lexington
Refunding Revenue Bonds
Series 2007
11-01-20	5.00	1,000,000	1,033,310
Grand Strand Water & Sewer Authority
Revenue Bonds
Series 2001 (AGM)
06-01-31	5.00	4,000,000	4,051,560
Horry County School District
Unlimited General Obligation Bonds
Series 2002A
03-01-22	5.13	2,760,000	2,985,023
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 1991 (NPFGC/FGIC)
01-01-21	6.25	1,250,000	1,445,225
South Carolina Jobs-Economic Development Authority
Refunding & Improvement Revenue Bonds
Palmetto Health
Series 2009
08-01-39	5.75	2,350,000	2,237,811
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Anderson Area Medical Center
Series 1999
02-01-18	5.25	3,000,000	3,031,950
South Carolina Jobs-Economic Development Authority
Unrefunded Revenue Bonds
Bon Secours
Series 2002B
11-15-30	5.63	3,165,000	3,105,720
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 1999A-2 (AGM) A.M.T.
07-01-29	5.40	545,000	545,065

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
South Carolina State Ports Authority
Revenue Bonds
Series 1998 (AGM) A.M.T.
07-01-26	5.30	10,000,000	10,030,299
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2005A (FGIC)
01-01-21	5.25	5,000,000	5,458,549
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01-01-27	5.00	2,600,000	2,750,280
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2008A
01-01-28	5.38	250,000	276,763
South Carolina State Public Service Authority
Revenue Bonds
Series 2007A (AMBAC)
01-01-18	5.00	1,000,000	1,118,070

Total			51,927,843

Tennessee (0.3%)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
St. Jude’s Children’s Research Hospital
Series 2006
07-01-26	5.00	2,000,000	2,079,800

Texas (4.1%)
City of Austin
Refunding Revenue Bonds
Series 2006A (AMBAC)
11-15-20	5.00	5,440,000	5,830,647
City of Dallas
Limited General Obligation Bonds
Series 2005
02-15-25	5.00	820,000	864,190
City of Houston
Revenue Bonds
Sub Lien
Series 2000A (AGM) A.M.T.
07-01-30	5.63	3,000,000	3,007,080
City of San Antonio
Prerefunded Revenue Bonds
Series 1997 Escrowed to Maturity
02-01-20	5.50	1,055,000	1,286,393
Dallas-Fort Worth Intl Airport Facilities Improvement
Revenue Bonds
Series 2000A (NPFGC/FGIC) A.M.T.
11-01-30	5.75	5,000,000	5,002,350
Harris County Health Facilities Development
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02-15-21	6.75	2,000,000	2,005,920

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Potter County Industrial Development
Refunding Revenue Bonds
Southwestern Public Service Project
Series 1996 (AMBAC)
09-01-16	5.75	4,750,000	4,768,525
University of Texas
Refunding Revenue Bonds
Series 2007B
07-01-23	5.25	1,000,000	1,176,960
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-29	5.50	500,000	486,495
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12-15-35	5.00	3,000,000	2,961,270

Total			27,389,830

Utah (0.4%)
Intermountain Power Agency
Refunding Revenue Bonds
Series 2008A
07-01-22	5.25	500,000	529,095
Utah Transit Authority
Revenue Bonds
Series 2008A
06-15-25	5.00	2,000,000	2,175,900

Total			2,704,995

Virginia (0.3%)
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-26	5.00	1,500,000	1,675,230

Washington (0.5%)
Chelan County Public Utility District #1
Revenue Bonds
Chelan Hydro
Series 2001B (NPFGC) A.M.T.
01-01-36	5.60	2,500,000	2,503,450
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University
Series 2009
10-01-40	5.63	1,050,000	1,028,097

Total			3,531,547

Wisconsin (3.7%)
City of La Crosse
Refunding Revenue Bonds
Northern States Power Company Project
Series 1996 A.M.T.
11-01-21	6.00	6,000,000	6,090,900

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Monroe Redevelopment Authority
Revenue Bonds
Monroe Clinic
Series 2009
02-15-39	5.88	5,000,000	5,015,350
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Meriter Hospital
Series 2009
12-01-38	6.00	5,225,000	5,380,914
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Prohealth Care Incorporated Obligation Group
Series 2009
02-15-32	6.63	1,000,000	1,043,530
02-15-39	6.63	6,725,000	7,231,526

Total			24,762,220

Total Municipal Bonds
(Cost: $640,740,813)			$658,448,870

Money Market Fund (0.1%)
		Shares	Value(a)
JPMorgan Tax-Free Money Market Fund		398,550	$398,550

Total Money Market Fund (Cost: $398,550)			$398,550

Total Investments in Securities (Cost: $641,139,363)(e)			$658,847,420

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Dec. 31, 2009, the value of securities subject to alternative minimum tax represented 10.67% of net assets.
B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.63% of net assets at Dec. 31, 2009.

(e)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $641,139,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,132,000
Unrealized depreciation	(4,424,000)

Net unrealized appreciation	$17,708,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$658,448,870	$—	$658,448,870

Total Bonds	—	658,448,870	—	658,448,870

Other
Unaffiliated Money Market Fund (a)	398,550	—	—	398,550

Total Other	398,550	—	—	398,550

Total	$398,550	$658,448,870	$—	$658,847,420

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Portfolio of Investments
Seligman New York Municipal Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.7%)

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
City (5.6%)
City of New York
Prerefunded Unlimited General Obligation Bonds
Series 2000A
05-15-30	6.00%	$2,900,000	$2,990,741
City of New York
Unlimited General Obligation Bonds
Series 2009I-1
04-01-27	5.13	1,500,000	1,598,235
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 1995C
08-15-24	7.25	5,000	5,024
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2000A
05-15-30	6.00	25,000	25,405

Total			4,619,405

College (26.8%)
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.13	1,000,000	991,860
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-35	5.00	1,000,000	1,045,100
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2009A
07-01-27	5.00	2,500,000	2,756,224
New York State Dormitory Authority
Revenue Bonds
Manhattan Marymount College
Series 2009
07-01-29	5.25	1,000,000	973,820
New York State Dormitory Authority
Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07-01-39	5.13	1,000,000	987,260

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
New York University
Series 2007A (AMBAC)
07-01-24	5.00	2,000,000	2,133,840
New York State Dormitory Authority
Revenue Bonds
North Shore-Long Island Jewish Health System
Series 2009A
05-01-37	5.50	1,250,000	1,252,613
New York State Dormitory Authority
Revenue Bonds
Pratt Institute
Series 2009C (Assured Guaranty)
07-01-39	5.13	1,000,000	1,025,330
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009A
07-01-27	4.75	600,000	653,088
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.00	1,500,000	1,582,380
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007A (NPFGC)
07-01-32	5.25	1,000,000	1,031,240
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07-01-26	5.25	1,205,000	1,307,991
New York State Dormitory Authority
Revenue Bonds
University of Rochester
Series 2009A
07-01-39	5.13	1,350,000	1,390,433
New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2001 (AMBAC)
07-01-30	5.00	1,250,000	1,256,625
New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2009
09-01-38	5.00	500,000	508,790
Rensselaer County Industrial Development Agency
Revenue Bonds
Polytechnic Institute Dorm Project
Series 1999A
08-01-29	5.13	1,000,000	1,000,780

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Town of Hempstead Local Development Corporation
Revenue Bonds
Molloy College Project
Series 2009
07-01-39	5.75	1,200,000	1,191,576
Yonkers Industrial Development Agency
Revenue Bonds
Sarah Lawrence College Project
Series 2001A
06-01-29	6.00	1,000,000	1,034,830

Total			22,123,780

County (2.4%)
County of Suffolk
Unlimited General Obligation Bonds
Public Improvement
Series 2009A
05-15-26	4.25	2,000,000	2,019,960

Health Care — Hospital (5.7%)
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvements
Series 2007C (AGM)
08-15-26	5.00	2,000,000	2,095,020
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvements
Series 2009
02-15-18	5.50	1,000,000	1,133,260
New York State Dormitory Authority
Revenue Bonds
Vassar Brothers Hospital
Series 1997 (AGM)
07-01-25	5.38	1,500,000	1,504,830

Total			4,733,110

Health Care — Nursing Home (2.8%)
New York State Housing Finance Agency
Revenue Bonds
Phillips Village Housing Project
Series 1994A (FHA) A.M.T.
08-15-17	7.75	2,295,000	2,319,717

Housing — Multi-family (0.9%)
New York City Housing Development Corporation
Revenue Bonds
Series 2009M
11-01-45	5.15	750,000	743,880

Housing — Single Family (0.9%)
New York Mtge Agency
Revenue Bonds
Homeowners Mtge
Series 1998-69 A.M.T.
10-01-28	5.50	435,000	435,248

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
New York Mtge Agency
Revenue Bonds
Series 1999-82 A.M.T.
04-01-30	5.65	280,000	280,095

Total			715,343

Industrial-Pollution — IDR (6.7%)
New York Liberty Development Corporation
Revenue Bonds
Goldman Sachs Headquarters
Series 2005
10-01-35	5.25	1,500,000	1,491,480
New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Project
Series 1996 (NPFGC)
01-01-21	5.50	4,000,000	4,002,760

Total			5,494,240

Industrial-Pollution — PCR (2.5%)
Onondaga County Industrial Development Agency
Revenue Bonds
Bristol-Meyers Squibb Project
Series 1994 A.M.T.
03-01-24	5.75	2,000,000	2,094,820

Lease (4.5%)
Erie County Industrial Development Agency
Revenue Bonds
Buffalo City School District
Series 2009A
05-01-31	5.00	1,500,000	1,517,760
New York Local Govt Assistance
Refunding Revenue Bonds
Sr Lien
Series 2007A
04-01-19	5.00	2,000,000	2,215,240

Total			3,733,000

Miscellaneous Revenue (6.1%)
Metropolitan Transportation Authority
Refunding Revenue Bond
Series 2002A
01-01-29	5.13	2,950,000	3,002,923
New York City Trust for Cultural Resources
Revenue Bonds
Museum of Modern Art
Series 2001D (AMBAC)
07-01-31	5.13	1,000,000	1,015,030
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2009C
10-01-36	5.13	1,000,000	1,027,350

Total			5,045,303

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Port District (3.2%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 93rd
Series 1994
06-01-94	6.13	2,250,000	2,634,638

Sales or Use Tax (2.2%)
Nassau County Interim Finance Authority
Revenue Bonds
Secured Sales Tax
Series 2009A
11-15-24	5.00	250,000	277,475
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Secured Future Tax
Series 2001B
05-01-30	5.00	1,500,000	1,531,260

Total			1,808,735

Special District — Special Tax (12.2%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	2,000,000	2,069,220
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-3
01-15-22	5.00	1,000,000	1,083,740
New York City Transitional Finance Authority
Subordinated Revenue Bonds
Secured Future Tax
Series 2007B
11-01-26	5.00	1,035,000	1,109,686
New York State Dormitory Authority
Revenue Bonds
Education
Series 2009A
03-15-28	5.00	1,545,000	1,665,386
New York State Dormitory Authority
Revenue Bonds
Series 2009A
02-15-34	5.00	1,400,000	1,455,020
New York State Housing Finance Agency
Revenue Bonds
Economic Development & Housing
Series 2009A
03-15-39	5.00	1,000,000	1,032,710
New York State Urban Development
Revenue Bonds
State Personal Income Tax
Series 2009B-1
03-15-36	5.00	1,500,000	1,558,215

Total			9,973,977

Issue	Coupon	Principal
description(b,c)	Rate	Amount	Value(a)
Special District — Tax Increment (1.3%)
New York State Urban Development
Prerefunded Revenue Bonds
Personal Income Tax State Facilities
Series 2002A
03-15-32	5.25	1,000,000	1,099,840

Toll Road (7.1%)
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04-01-25	5.00	500,000	525,080
New York State Thruway Authority
Revenue Bonds
Series 2005F (AMBAC)
01-01-25	5.00	2,600,000	2,704,832
Triborough Bridge & Tunnel Authority
Prerefunded Revenue Bonds
General Purpose
Series 1999B
01-01-30	5.50	1,800,000	2,240,388
Triborough Bridge & Tunnel Authority
Unfunded Revenue Bonds
General Purpose
Series 2001A
01-01-32	5.00	380,000	384,465

Total			5,854,765

Water & Sewer (6.8%)
New York City Municipal Water Finance Authority
Prerefunded Revenue Bonds
Series 2000
06-15-33	5.50	2,000,000	2,067,560
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2006C
06-15-33	4.75	1,440,000	1,441,152
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.00	2,000,000	2,072,480

Total			5,581,192

Total Municipal Bonds
(Cost: $76,977,829)			$80,595,705

Municipal Notes (0.7%)

		Amount
Issue	Effective	payable at
description(b,c,d)	yield	maturity	Value(a)
City
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Sub Series 2005E-2 (Bank of America)
08-01-34	0.22%	$600,000	$600,000

Total Municipal Notes
(Cost: $600,000)			$600,000

Money Market Fund (0.1%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	63,501	$63,501

Total Money Market Fund (Cost: $63,501)		$63,501

Total Investments in Securities (Cost: $77,641,330)(e)		$81,259,206

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Dec. 31, 2009, the value of securities subject to alternative minimum tax represented 6.22% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(e)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $77,641,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,671,000
Unrealized depreciation	(53,000)

Net unrealized appreciation	$3,618,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$80,595,705	$—	$80,595,705

Total Bonds	—	80,595,705	—	80,595,705

Other
Municipal Notes	—	600,000	—	600,000
Unaffiliated Money Market Fund (a)	63,501	—	—	63,501

Total Other	63,501	600,000	—	663,501

Total	$63,501	$81,195,705	$—	$81,259,206

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Municipal Fund Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	March 1, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	March 1, 2010